UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
         ----------------------------------
Address:   1122 Kenilworth Drive, Suite 313
         ----------------------------------
           Towson, MD 21204
         ----------------------------------
Form 13F File Number:  028-12834
                      ------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
         ----------------------------------
Title:     Chief Financial Officer
         ----------------------------------
Phone:     443-921-2060
         ----------------------------------
Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland           November 10, 2011
   ----------------------      ------------------------      ------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -----------------
Form 13F Information Table Entry Total:         28
                                        -----------------
Form 13F Information Table Value Total:     83,525
                                        -----------------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2011

                                                               SHARES/
                                   TITLE             VALUE      PRN    SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                      OF CLASS   CUSIP    X1000     AMOUNT  PRN   CALL  DISCRETION  MANAGERS SOLE SHARES NONE
-----------                      --------   -----    ------    ------  ---   ----  ----------  -------- ---- ------ ----
Ambassadors Group Inc.           Common  023177108   1,940     338,515  SH            SOLE       No   338,515
American Public Education, Inc.  Common  02913V103   3,169      93,194  SH            SOLE       No    93,194
Apollo Group Inc-Cl A            Common  037604105   2,166      54,671  SH            SOLE       No    54,671
Berkshire Hills Bancorp Inc      Common  084680107   1,247      67,494  SH            SOLE       No    67,494
Bridgepoint Education Inc.       Common  10807M105   2,489     142,740  SH            SOLE       No   142,740
Capitol Fed Financing Inc.       Common  14057J101   2,380     225,364  SH            SOLE       No   225,364
Corinthian Colleges Inc.         Common  218868107   2,941   1,897,708  SH            SOLE       No 1,897,708
DeVry Inc.                       Common  251893103   3,537      95,685  SH            SOLE       No    95,685
DirecTV                          Common  25490A101   2,469      58,420  SH            SOLE       No    58,420
Healthsouth Corp             Common-New  421924309   4,162     278,787  SH            SOLE       No   278,787
Iberiabank Corp                  Common  450828108   2,026      43,060  SH            SOLE       No    43,060
ITT Educational Services Inc.    Common  45068B109   2,237      38,850  SH            SOLE       No    38,850
Learning Tree International Inc. Common  522015106   5,368     726,378  SH            SOLE       No   726,378
Markel Corp                      Common  570535104   3,571      10,000  SH            SOLE       No    10,000
Market Leader, Inc.              Common  57056R103   2,321   1,055,222  SH            SOLE       No 1,055,222
Mastercard Inc.                  Common  57636Q104   3,905      12,312  SH            SOLE       No    12,312
Medcath Corporation              Common  58404W109   6,390     460,367  SH            SOLE       No   460,367
Monotype Imaging Holdings Inc    Common  61022P100   3,546     292,607  SH            SOLE       No   292,607
Oceanfirst Financial Corp.       Common  675234108     534      45,800  SH            SOLE       No    45,800
Progessive Waste Solutions Inc.  Common  74339G101   2,364     114,846  SH            SOLE       No   114,846
Quicksilver Inc.                 Common  74838C106   3,432   1,125,127  SH            SOLE       No 1,125,127
Republic Services Inc.           Common  760759100   2,665      94,984  SH            SOLE       No    94,984
SBA Communications Corp Cl A     Common  78388J106   2,984      86,546  SH            SOLE       No    86,546
SI Financial Group Inc.          Common  78425V104     265      28,601  SH            SOLE       No    28,601
Skechers USA Inc.                Common  830566105   4,749     338,460  SH            SOLE       No   338,460
TIVO Inc.                        Common  888706108   1,411     151,100  SH            SOLE       No   151,100
Williams Controls Inc.       Common-New  969465608   7,281     667,325  SH            SOLE       No   667,325
Yahoo! Inc.                      Common  984332106   1,976     150,000  SH            SOLE       No   150,000
                                                    83,525   8,694,163                              8,694,163
